BENEFIT PLANS (Details 6) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 11,807	¥ 11,457	¥ 10,049
Interest cost	1,803	1,709	2,324
Expected return on plan assets	(3,612)	(3,335)	(3,467)
Amortization of prior service cost	(4,361)	(4,341)	(4,329)
Recognized actuarial loss	1,621	1,886	1,510
Net periodic pension costs	7,258	7,376	6,087
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	543	487	348
Interest cost	2,021	1,912	1,667
Expected return on plan assets	(2,036)	(1,655)	(1,225)
Amortization of prior service cost	11	10	9
Recognized actuarial loss	608	793	422
Partial settlement of pension plan			451
Net periodic pension costs	¥ 1,147	¥ 1,547	¥ 1,672